Goodwill (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill In Process Research And Development [Abstract]
Schedule of IPR&D projects
	As of March 31, 2021			As of March 31, 2020
(In thousands)	Goodwill	IPR&D	DTL	Goodwill	IPR&D	DTL

Balance, beginning of year	$43,324	$117,388	$(21,604)	$43,324	$117,388	$(21,604)
Foreign exchange effect on deferred liability settleable in Great British pounds	–	–	(2,446)	–	–	–
On Acquisition of SalvaRx Limited	–	–	–	–	–	–
Amortization	–	–	–	–	–	–
Impairment	–	–	–	–	–	–
Balance, end of year	$43,324	$117,388	$(24,050)	$43,324	$117,388	$(21,604)